Notes Payable	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Notes Payable

4. Notes Payable

Notes payable consisted of the following:

	June 30, 2022	December 31, 2021
Schlumberger Technology Corp. contingently convertible promissory note	$1,500,000	$1,500,000
Transocean Inc. contingently convertible promissory note	1,500,000	1,500,000
Goradia Capital LLC contingently convertible promissory note	5,000,000	5,000,000
Material Impact Fund II, LP contingently convertible promissory note	5,000,000	5,000,000
In-Q-Tel, Inc. contingently convertible promissory note	250,000	250,000
RCB Equities #1, LLC term loan credit agreement	14,808,179	14,708,333
Total	28,058,179	27,958,333
Less: current portion, unrelated parties	(25,058,179)	(10,250,000)
current portion, related parties	(3,000,000)	(3,000,000)
Total notes payable – long-term	$—	$14,708,333

Schlumberger Technology Corp. Contingently Convertible Promissory Note — In July 2020, the Company issued an unsecured convertible promissory note to Schlumberger Technology Corp. (“Schlumberger”), a related party. There were two advances of $750,000 each under the note made by Schlumberger upon achievement of key project development milestones. The Company received both advances in 2020.

The convertible promissory note bears interest at 4.25% and, as amended, matures on the earliest to occur of the following dates: (1) the issuance of a new series of preferred stock, (2) upon the occurrence of an event of default, or (3) December 31, 2022. In the event that an issuance by the Company of a new series of preferred stock occurs before an event of default or December 31, 2022, outstanding principal and unpaid accrued interest shall be converted into the new series of preferred stock at a conversion price of 90% of the issuance price per share of such new series.

An amendment to the promissory note executed on December 16, 2021, added another conversion option that in the event of the consummation of the merger between Nauticus and CleanTech occurring earlier than the other conversion options listed above, allows Schlumberger to convert the outstanding principal and unpaid accrued interest into Nauticus common shares at a conversion price of $35.52 per share.

Transocean Inc. Contingently Convertible Promissory Note — In December 2020, the Company issued an unsecured convertible promissory note to Transocean Inc. (“Transocean”), a related party. There was one advance of $1,000,000 and another of $500,000 under the note made by Transocean upon achievement of key project development milestones. The Company received both advances in 2020.

The convertible promissory note bears interest at 10% and, as amended, matures on the earliest to occur of the following dates: (1) the issuance of a new series of preferred stock, (2) upon the occurrence of an event of default, or (3) December 31, 2022. In the event that an issuance by the Company of a new series of preferred stock occurs prior to the earlier of an event of default or December 31, 2022, outstanding principal balance and unpaid accrued interest shall be converted into the new series of preferred stock at a conversion price of 90% of the issuance price per share of such new series.

An amendment to the promissory note executed on December 16, 2021, added another conversion option that in the event of the consummation of the merger between Nauticus and CleanTech occurring earlier than the other conversion options listed above, allows Transocean to convert the outstanding principal and unpaid accrued interest into Nauticus common shares at a conversion price of $35.52 per share.

Goradia Capital, LLC Contingently Convertible Promissory Note — On June 19, 2021, the Company issued an unsecured convertible promissory note to Goradia Capital, LLC (“Goradia”) in the amount of $5,000,000. The amount was funded upon execution of the agreement.

The convertible promissory note bears interest at 10% and, as amended, matures on the earliest to occur of the following dates: (1) the issuance of a new series of preferred stock, (2) upon the occurrence of a change of control, or (3) December 31, 2022. In the event that an issuance by the Company of a new series of preferred stock occurs before a change of control or December 31, 2022, outstanding principal and unpaid accrued interest shall be converted into the new series of preferred stock at a conversion price of the lower of: (1) 90% of the issuance price per share of such new series and (2) the price per share equal to an amount obtained by dividing (x) $75,000,000 by (y) the fully diluted shares outstanding of the Company as of June 19, 2021, which equals $37.01.

An amendment to the promissory note executed on December 16, 2021, added another conversion option that in the event of the consummation of the merger between Nauticus and CleanTech occurring earlier than the other conversion options listed above, allows Goradia to convert the outstanding principal and unpaid accrued interest on the promissory note into Nauticus common shares at a conversion price of $35.52 per share.

Material Impact Fund II, L.P. Contingently Convertible Promissory Note — On August 3, 2021, the Company issued an unsecured convertible promissory note to Material Impact Fund II, L.P. (“MIF”) in the amount of $5,000,000. The amount was funded upon execution of the agreement.

The convertible promissory note bears interest at 5% and matures on the earliest to occur of the following dates: (1) the issuance of a new series of preferred stock, (2) upon the occurrence of a change of control, or (3) December 31, 2022. In the event that an issuance by the Company of a new series of preferred stock occurs before a change of control or December 31, 2022, outstanding principal and unpaid accrued interest shall be converted into the new series of preferred stock at a conversion price of the lower of: (1) 90% of the issuance price per share of such new series and (2) the price per share equal to an amount obtained by dividing (x) $75,000,000 by (y) the fully diluted shares outstanding of the Company as of August 3, 2021, which equals $37.01.

An amendment to the promissory note executed on December 16, 2021, added another conversion option that in the event of the consummation of the merger between Nauticus and CleanTech occurring earlier than the other conversion options listed above, allows MIF to convert the outstanding principal and unpaid accrued interest into Nauticus common shares at a conversion price of $35.52 per share.

In-Q-Tel, Inc. Contingently Convertible Promissory Note — On October 22, 2021, the Company issued an unsecured convertible promissory note to In-Q-Tel, Inc. (“IQT”) in the amount of $250,000. The amount was funded upon execution of the agreement.

The convertible promissory note bears interest at 5% and matures on the earliest to occur of the following dates: (1) the issuance of a new series of preferred stock with gross proceeds to the Company of at least $10,000,000, (2) upon the occurrence of a change of control, or (3) December 31, 2022. In the event that an issuance by the Company of a new series of preferred stock occurs before a change of control or December 31, 2022, outstanding principal and unpaid accrued interest shall be converted into the new series of preferred stock at a conversion price of the lower of: (1) 90% of the issuance price per share of such new series and (2) the price per share equal to an amount obtained by dividing (x) $75,000,000 by (y) the fully diluted shares outstanding of the Company as of August 3, 2021, which equals $37.01.

An amendment to the promissory note executed on December 16, 2021, added another conversion option that in the event of the consummation of the merger between Nauticus and CleanTech occurring earlier than the other conversion options listed above, allows IQT to convert the outstanding principal and unpaid accrued interest into Nauticus common shares at a conversion price of $35.52 per share.

RCB Equities #1, LLC Term Loan Credit Agreement — On December 16, 2021, the Company entered into a Term Loan Credit Agreement with RCB Equities #1, LLC (“RCB”) in the amount of $15,000,000 to provide funds for the Company’s working capital and general corporate purposes. The note bears interest at 13% per annum and is payable in 18 monthly installments of interest only through its maturity date of June 16, 2023. A 2% commitment fee totaling $300,000 was paid upon loan inception and is presented as a debt discount. There is also a 5% exit fee totaling $750,000 is payable at the maturity date and is being accrued over the note term. If the merger with CleanTech occurs prior to the maturity date, then within three days of the consummation of the merger, the note is due in full including all accrued and unpaid interest and fees. The outstanding principal balance of the note was $14,808,179 at June 30, 2022 and its effective interest rate is approximately 17.7%.